Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 2,020,251	$ 1,935,193	$ 3,998,829	$ 3,836,957
Clients 1-5
Disaggregation of Revenue [Line Items]
Revenue	529,792	525,938	1,092,220	1,065,641
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	284,382	260,689	563,908	553,350
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	420,880	368,675	829,047	726,985
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 785,197	$ 779,891	$ 1,513,654	$ 1,490,981